Results of Quarterly Operations - Schedule of Quarterly Results of Operations (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 635,001	$ 477,920	$ 342,563	$ 248,132	$ 487,493	$ 323,866	$ 267,837	$ 195,516	$ 1,703,616	$ 1,274,712	$ 1,070,306
Cost of homes sales and other	506,101	387,721	267,937	195,595	371,646	247,119	211,135	159,567
Impairments and lot option abandonments	1,391	552	104	468	344,203	549	203	493	2,515	345,448	3,591
Gross margin	127,509	89,647	74,522	52,069	(228,356)	76,198	56,499	35,456
Income (loss) from continuing operations	41,426	10,965	24,225	7,581	(179,620)	19,941	8,441	(55)	84,197	(151,293)	60,719
Discontinued operations, net of income taxes					1,454	218	(23)	189		1,838	762
Net income (loss)	$ 41,426	$ 10,965	$ 24,225	$ 7,581	$ (178,166)	$ 20,159	$ 8,418	$ 134	$ 84,197	$ (149,455)	$ 61,481
Basic
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01	$ 0.01				$ 0.02
Net earnings (loss) per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.16	$ 0.06		$ 0.58	$ (1.15)	$ 0.47
Diluted
Continuing operations	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.38)	$ 0.15	$ 0.06		$ 0.58	$ (1.17)	$ 0.47
Discontinued operations					$ 0.01					$ 0.02
Net earnings (loss) per share	$ 0.26	$ 0.07	$ 0.19	$ 0.06	$ (1.37)	$ 0.15	$ 0.06		$ 0.58	$ (1.15)	$ 0.47